SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

333 WEST WACKER DRIVE

CHICAGO, ILLINOIS 60606

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Tel: (312) 407-0700

Fax: (312) 407-0411

December 21, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form S-4 of
Chicago Mercantile Exchange Holdings Inc.

Ladies and Gentlemen:

On behalf of Chicago Mercantile Exchange Holdings Inc., a Delaware corporation (the “Company”), we transmit herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-4 (the “Registration Statement”) in connection with a proposed offering of common stock by the Company in connection with the Company’s merger with CBOT Holdings, Inc.

The applicable filing fee under Section 6(b) of the Securities Act with respect to the Registration Statement is $904,166. Funds sufficient to pay the filing fee were remitted on December 15, 2006 via wire transfer to the U.S. Treasury designated lockbox depository at Mellon Bank in Pittsburgh, Pennsylvania.

If you have any questions or comments in connection with the Registration Statement, please contact Mike McGrane at (312) 407-0808 or Rodd Schrieber at (312) 407-0531. Facsimile transmissions may be sent to us at (312) 407-0411.

Very truly yours,

Michael P. McGrane